Notes Payable (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 12, 2020	Jun. 26, 2020	May 20, 2020	Jul. 31, 2022	Oct. 31, 2021	Apr. 28, 2021	Jun. 17, 2020	Apr. 08, 2020
Notes Payable (Details) [Line Items]
Bears interest rate	5.00%							0.98%
Installment payments				$ 2,000	$ 2,000
Outstanding principal balance				150,000	150,000
Proceeds received from issuance of note	$ 7,000
Note maturity date	Nov. 12, 2021
Federal funding								$ 14,612
Accrued interest					338
Other income		$ 5,000
PPP Note [Member]
Notes Payable (Details) [Line Items]
Outstanding principal balance						$ 14,612
Accrued interest payable						$ 142
SBA Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Working capital			$ 149,900
Net of processing fee			$ 100
Bears interest rate			3.75%				3.75%
Installment payments amount			$731
Outstanding principal balance amount					149,900
Accrued interest				11,927	7,721
Company received in advanced							$ 150,000
Installment payments							$ 731
Accrued interest					8,152
SBA Loan Agreement [Member] | Economic Injury Disaster Loan [Member]
Notes Payable (Details) [Line Items]
Working capital			$ 149,900
Net of processing fee			$ 100
Bears interest rate			3.75%
Installment payments amount			$731
Outstanding principal balance amount				149,900	149,900
Accrued interest				12,360	8,152
November Note Payable [Member]
Notes Payable (Details) [Line Items]
Bears interest rate	5.00%
Accrued interest				600	338
Outstanding principal balance				$ 7,000	7,000
Proceeds received from issuance of note	$ 7,000
Note maturity date	Nov. 12, 2021
SBA Note [Member]
Notes Payable (Details) [Line Items]
Accrued interest					7,721
November Note Payable [Member]
Notes Payable (Details) [Line Items]
Outstanding principal balance					$ 7,000